Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenues [Abstract]
Schedule of Contract Assets and Contract Liabilities Deriving from Contracts with Customers	The table below provides information regarding receivables, contract assets and contract liabilities deriving from contracts with customers.
For the six months ended June 30, 2023
Thousands of USD

Trade receivables	12,523
Contract liabilities	3,416

Schedule of Revenue	Revenues per major products:
	For the six months ended June 30
	2022	2023
	Thousands of USD	Thousands of USD

Consumables	2,338	3,604
Support services	1,508	2,140
Sales of systems	17,685	23,958
Total revenues	21,531	29,702

Schedule of Revenues per Geographical Locations	Revenues per geographical locations:
	For the six months ended June 30
	2022	2023
	Thousands of USD	Thousands of USD
Americas	6,623	10,263
Asia Pacific	2,259	1,368
Europe and Israel (*)	12,649	18,071
Total revenues	21,531	29,702
(*)	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts of revenues in Israel.

Schedule of Timing of Revenue Recognition	Revenues per timing of revenue recognition:
	For the six months ended June 30
	2022	2023
	Thousands of USD	Thousands of USD
Goods and services transferred over time	1,508	2,140
Goods transferred at a point in time	20,023	27,562
Total revenues	21,531	29,702